Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 1,031,473.6	$ 33,697.3	$ 977,447.2	$ 947,938.3
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 224,690.7		$ 220,463.1	$ 161,261.4
Percentage of entity's revenue	22.00%	22.00%	23.00%	17.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 59,149.0		$ 63,805.9	$ 106,541.9
Percentage of entity's revenue	6.00%	6.00%	7.00%	11.00%